Debt and Borrowings	12 Months Ended
Dec. 31, 2025
Debt and Borrowings [Abstract]
Debt and borrowings
15.	Debt and borrowings

The following table presents the Group’s outstanding revolving credit facilities and long-term debt as of December 31, 2025, 2024 and 2023:

		2025		2024	2023

a)	Simple credit line joint and several obligation with BBVA, up to Ps. 1,500,000, with a term of 60 months and monthly interest payment at 28-day TIIE rate published in BANXICO, on non-working days, the TIIE rate could be at 26, 27 or 29 days, plus the applicable margin, such ordinary interest will be calculated by the number of days effectively elapsed over the base of a year 360 days, in addition, in case of default, interest will be paid at the ordinary interest rate multiplied by 2.0pp divided by 360 days and the result will be applied to the unpaid and past-due balances.	Ps.	1,130,000	1,355,000	1,500,000

b)	Two-tranche sustainability bond, with maturities across 4 and 7 years, offered in the Mexican Market through the Bolsa Mexicana de Valores; the first offer of Ps. 500,000 started paying interest at 5.15% plus 0.40% and for the monthly subsequent payments, the rate will be based on the 29-day TIIE rate issued by BANXICO plus 0.40%; the second offer of Ps. 1,000,000 will pay interest semi-annually at a fixed rate of 8.35%, during the sustainability bond term.		995,818	1,493,237	1,488,830

c)	Two-tranche bond, with maturities across 4 and 7 years, offered in the Mexican Market through the Bolsa Mexicana de Valores; the third offer of Ps. 313,974 started paying interest at 12.41% and for the monthly subsequent payments, the rate will be based on the 28-day TIIE rate issued by BANXICO plus 0.90%; the fourth offer of Ps. 500,000 will pay interest semi-annually or every 182 days at a fixed rate of 11.23%, during the bond term.		809,869	808,122	806,361

d)	Simple credit line with HSBC, up to Ps. 950,000, valid until September 13, 2029 and monthly interest payment at the TIIE rate (the 28-day equilibrium interbank interest rate published in BANXICO), plus 1.3 points percentages, such ordinary interest will be calculated by the number of days effectively elapsed over the base of a year 360 days, in addition, in case of default, interest will be paid at the ordinary interest rate multiplied by 2.0pp divided by 360 days and the result will be applied to the unpaid and past-due balances.		712,500	902,500	950,000

e)	On March 10, 2020, Betterware entered into a credit line agreement with HSBC México, S.A., for an amount of Ps. 50,000. BLSM is jointly and severally liable for this credit line. On June 17, 2022, we entered into the fourth amendment agreement by which the available funds under the credit line were increased to Ps. 300,000. The line bears interest at the TIIE rate plus 100 basis points.		300,000	80,000	-

f)	On April 5, 2022, Betterware entered into a credit line with BBVA for up to Ps. 400,000 and as of May 31, 2022, through an amending agreement, the amount was strengthened for up to Ps. 800,000. The line of credit bears interest at the 28-day TIIE rate plus 100 basis points, payable monthly, with a term of 36 months from the date of signing the original contract.		98,000	120,000	300,000

Interest payable		Ps.	61,467	66,084	86,231

Total debt			4,107,654	4,824,943	5,131,422

Less: Current portion			1,024,467	1,156,084	508,731

Long term debt and borrowings		Ps.	3,083,187	3,668,859	4,622,691
➢	The Group’s long-term debt is detailed below, from most recent to oldest:

Long-term credit facility with HSBC- (see letter “d” previous table)

On September 12, 2023, Betterware signed an agreement with HSBC to acquire a simple line of credit with joint obligation of Jafra Mexico, up to Ps. 950,000, valid until September 13, 2029 and payment of monthly interest at the TIIE rate (the of interbank interest rate) at 28 days published in BANXICO plus 1.3bp, such ordinary interest will be calculated by the number of days effectively elapsed over the base of a year 360 days, in addition, in case of default, interest will be paid at the ordinary interest rate multiplied by 2.0pp divided by 360 days and the result will be applied to the unpaid and past-due balances.

On September 13, 2023, Betterware used the Ps. 950,000 of the credit line with HSBC to pay our revolving lines.

As of December 31, 2025 and 2024, the amount paid to the principal of this credit line amounts to Ps. 190,000 and Ps. 47,500, respectively.

As of December 31, 2025, the current portion of this long-term simple line amounted to Ps. 190,000 and portion of this long-term amounted to Ps. 522,500.

Bond issuances listed on the Mexican Stock Exchange (BWMX 23 and BWMX 23-2) - (see letter “c” initial table)

On July 7, 2023, Betterware successfully concluded the third and fourth bond issuance for a total of Ps. 813,974, with maturities of 4 and 7 years, offered in the Mexican Market. The third offer of bonds for Ps. 313,374 started paying interest at 12.41% rate and for the subsequent monthly payments, the rate will be based on the 28-day TIIE rate issued by Banxico plus 0.90%, and the fourth offer of Ps. 500,000 will pay interest semi-annually at a fixed rate of 11.23% during the bond term. Principal payments are at the end of every bond maturity.

On July 10, 2023, Betterware used the bond amount net of issuance costs of Ps. 810,197, to pay the syndicated credit line.

Long-term credit facility with BBVA - (see letter “a” initial table)

On July 5, 2023, Betterware entered into a credit agreement with BBVA, up to Ps. 1,500,000, with a term of 60 months and monthly interest payment at 28-day TIIE rate published in BANXICO, on non-working days, the TIIE rate could be at 26, 27 or 29 days, plus the applicable margin, such ordinary interest will be calculated by the number of days effectively elapsed over the base of a year 360 days, in addition, in case of default, interest will be paid at the ordinary interest rate multiplied by 2.0pp divided by 360 days and the result will be applied to the unpaid and past-due balances.

On July 10, 2023, Betterware used the Ps. 1,500,000 of the credit line with BBVA to pay the syndicated credit line.

As of December 31, 2025 and 2024, the amount paid to the principal of this credit line amounts to Ps. 225,000 and Ps. 145,000, respectively.

As of December 31, 2025, the current portion of this long-term simple line amounted to Ps. 375,000 and portion of this long-term amounted to Ps. 755,000.

Former syndicated credit facility

On March 31, 2022, Betterware entered into a credit agreement with Banamex, HSBC, BBVA, BanBajio, BanCoppel, and Scotiabank, as syndicated lenders, for a credit line of up to Ps. 4,498,695. The funds under the credit line were entirely allocated to the Jafra Acquisition in Mexico and the United States. The credit line had a maturity of 5 years from the date of signing the contract in March 2022, which paid monthly interest at the 28-day TIIE rate plus the applicable margin established in the contract. The first 24 months the credit line had no principal payments, and from month 25 principal payments began in an increasing manner, with a global payment of 30% in month 60. Jafra subsidiaries were jointly responsible for this credit.

During the months of March and June 2023, Betterware made two principal payments for Ps. 1,000,000 and Ps. 250,000, respectively. On July 10, 2023, the remaining principal of the syndicated loan for Ps. 3,248,695 was prepaid. The resources used came from long-term debt: Ps. 1,500,000 from BBVA and Ps. 810,197 from the new bond issue; and short-term loans: Ps. 550,000 from the revolving line with BBVA, Ps. 150,000 from the revolving line with Santander, Ps. 50,000, from the revolving line with HSBC, and the remaining amount for Ps. 188,498 was taken from available cash of Betterware and Jafra on the settlement date.

The Management considered the transaction as an extinguishment of the original debt (Syndicated Loan) and a new debt was recognized for the long-term simple credit lines with BBVA and HSBC, mainly due to substantial differences in financial obligations. As a result of the extinguishment of the debt from July to December 2023, the Company cancelled in profit or loss the outstanding remainder of the initial issuance costs for the original debt (syndicated credit), which amounted to Ps. 50,447.

Sustainability bond issuances listed on the Mexican Stock Exchange (BWMX 21X and BWMX 21-2X) - (see letter “b” initial table)

On August 30, 2021, Betterware successfully concluded the offering of a two-tranche sustainability bond issuance for a total of Ps. 1,500,000, with maturities across 4 and 7 years, offered in the Mexican Market and issued at favorable conditions for the Company. The first offer of sustainability bonds for Ps. 500,000 started paying interest at 5.15% rate plus 0.40% and for the subsequent monthly payments, the rate will be based on the 29-day TIIE rate issued by Banxico plus 0.40%, and the second offer of Ps. 1,000,000 will pay interest semi-annually at a fixed rate of 8.35% during the sustainability bond term. Principal payments are at the end of every bond maturity.

On August 25, 2025, the BWMX 21-X bond with 4-year maturity expired and the capital by Ps. 500,000 was settled.

➢	The Group’s revolving credit facilities are detailed below, from most recent to oldest:

Revolving credit facility with BBVA – Jafra

●	On August 11, 2025, Jafra entered into a current account credit agreement with BBVA México, S.A, Institución de Banca Múltiple, for an amount of Ps. 200,000. The line of credit accrues ordinary interest at the TIIEF annualized rate for 28 days plus the percentage points determined in the system at the time of its drawdown. The validity of the contract is 36 months from the date of signing the original contract. During 2025, Jafra made several drawdowns of the revolving line that together amounted to Ps. 874,100, and at the end of the year they were paid in full.

Revolving credit facility with HSBC – Jafra

●	On May 3, 2024, Jafra entered into a current account credit agreement with HSBC México, S.A., Institución de Banca Múltiple, for an amount of Ps. 70,000. The term of the agreement is 24 (twenty-four) months from the date of execution of the agreement and accrues interest at the 28-day TIIE reference base rate plus a margin applicable to the reference rate. During 2025 and 2024, Jafra used the revolving line Ps. 1,364,600 and Ps. 184,100, and at the end of the year were paid in full.

Revolving credit facility with BBVA – Betterware - (see letter “f” initial table)

●	On April 5, 2022, the Group entered into a credit line with BBVA for up to Ps. 400,000 and as of May 31, 2022, through an amending agreement, the amount was strengthened for up to Ps. 800,000. The line of credit bearing interest at the 28-day TIIE rate plus 100 basis points, payable monthly, with a term of 36 months from the date of signing the original contract.

On March 4, 2025, Betterware renewed the contract for this line of credit with BBVA for up to Ps. 800,000. The line of credit accrues ordinary interest at the TIIEF annualized rate for 28 days plus the percentage points determined in the system at the time of its drawdown. The validity of the contract is 36 months from the date of signing the original contract.

During the years 2025, 2024 and 2023, Betterware received several deposits of this revolving line which together amounted to Ps. 3,037,000, Ps. 1,723,000 and Ps. 1,855,020, respectively, which, as of December 31, 2025, 2024, and 2023, were paid Ps. 3,059,000, Ps. 1,903,000 and Ps. 1,555,020, respectively.

As of December 31, 2025, 2024 and 2023, the balance of this short-term line closed at Ps. 98,000, Ps. 120,000 and Ps. 300,000, respectively.

Revolving credit facility with Santander – Betterware

●	On May 30, 2022, Betterware entered into a current account credit agreement with Santander México, S.A., for an amount of Ps. 200,000. BLSM is jointly and severally liable for this credit. The maturity date of this line of credit is May 31, 2024, and accrues interest at the TIIE rate plus 190 basis points. During fiscal year 2023, Betterware has used Ps. 380,000 under such revolving credit line and which has been reimbursed to Santander. During 2025 and 2024, BWM did not receive cash from this credit line.

Revolving credit facility with HSBC – Betterware - (see letter “e” initial table)

●	On March 10, 2020, Betterware entered into a current account credit line agreement with HSBC México, S.A., for an amount of Ps. 50,000, with provisions by means of promissory notes specifying payment of principal and interest. BLSM is jointly liable for this credit. On May 4, 2020, the first amendment agreement was signed, in which the amount of the credit line was increased to Ps. 150,000. On June 17, 2022, the fourth modifying agreement was signed, which increased the available funds to Ps. 300,000; and it bears interest at the TIIE rate plus 100 basis points. During the years 2025, 2024 and 2023, Betterware received several deposits of this revolving line which together amounted to Ps. 265,000, Ps. 1,120,000 and Ps. 300,000, respectively, which, as of December 31, 2025, 2024 and 2023, were paid Ps. 45,000, Ps. 1,040,000 and Ps. 300,000, respectively.

As of December 31, 2025, the balance of this short-term line closed at Ps. 300,000.

Unsecured revolving credit facility with Banamex

●	Betterware has an unsecured credit line with Banamex since July 2016, for up to Ps. 900,000, at a rate based on the 28-days TIIE plus 110 basis points. As of January 1, 2023, the line of credit had a payable balance of Ps. 200,000. During fiscal year 2023, Betterware used this line of credit for Ps. 700,000 and Ps. 900,000 were paid. During fiscal years 2025 and 2024, BWM did not receive cash from this credit line. As of December 31, 2025, this line of credit is no longer active.

As of December 31, 2025, 2024 and 2023, the fair value of the debt (borrowings and long-term bond) amounted to Ps. 4,111,769, Ps. 4,784,355, and Ps. 5,145,691, respectively. The fair value of the long term bond in 2025, 2024 and 2023, was calculated based on level 1 of the value hierarchy, since its price is quoted in an active market on that date, meanwhile the fair value of borrowings in 2025, 2024 and 2023 was calculated based on level 2 of the fair value, using the discounted cash flow method and the Interbank Equilibrium Interest Rate (“TIIE”, for its acronym in Spanish), adjusted for credit risk, and used to discount future cash flows.

Interest expenses related to the borrowings presented above are included in the interest expense item in the consolidated statement of earnings and other comprehensive income.

Reconciliation of movements of liabilities to cash flows arising from financing activities

	Long-term debt and borrowings		Interest payable	Derivative financial instruments, net

Balances as of January 31, 2023	Ps.	6,118,256	30,419	15,329
Changes that represent cash flows -
Loans obtained		6,498,994	-	-
Payments		(7,633,715)	(652,313)	-
Bond issuance costs		(8,355)	-	-
Changes that do not represent cash flows:
Interest expense		-	708,125	-
Amortization of bond issuance cost		4,026	-	-
Amortization of bond Syndicated Credit issuance cost		15,538	-	-
Cancellation of issuance cost from extinction of Syndicated Credit		50,447	-	-
Valuation effects of derivative financial instruments		-	-	32,591
Balances as of December 31, 2023		5,045,191	86,231	47,920
Changes that represent cash flows -
Loans obtained		3,027,100	-	-
Payments		(3,319,600)	(603,921)	-
Bond issuance costs		-	-	-
Changes that do not represent cash flows:
Interest expense		-	583,774	-
Amortization of bond issuance cost		6,168	-	-
Valuation effects of derivative financial instruments		-	-	(156,766)
Balances as of December 31, 2024		4,758,859	66,084	(108,846)
Changes that represent cash flows -
Loans obtained		5,540,700	-	-
Payments		(6,257,700)	(502,458)	-
Changes that do not represent cash flows:
Interest expense		-	497,841	-
Amortization of bond issuance cost		4,328	-	-
Valuation effects of derivative financial instruments		-	-	108,846
Balances as of December 31, 2025	Ps.	4,046,187	61,467	-

The previous table details the changes in the Group’s liabilities derived from financing activities corresponding to debt and borrowings, including both monetary and non-monetary changes. Liabilities arising from financing activities are those for which cash flows are classified, or future cash flows will be classified, in the consolidated statement of cash flows as cash flows from financing activities.

The Group’s long-term debt and interest maturities as of December 31, 2025, including non-accrued interest, are as follows:

Year	Amount

2026	Ps.	1,274,942
2027		1,295,710
2028		1,586,985
2029		732,721
2030		-
	Ps.	4,890,358

The long-term and current debt of the credit line with HSBC and the current account credit line with Banamex of Betterware contains the following financial obligations:

a)	A leverage ratio less than or equal to 3.00.

b)	A debt service coverage ratio equal to or greater than 1.25.

The Betterware long-term BBVA facility contains the following financial covenants:

a)	A leverage ratio equal to or less than 3.50 to 1.0.

b)	A debt service coverage ratio greater than or equal to 1.25 to 1.0.

The Betterware revolving BBVA facility contains the following financial covenants:

a)	A leverage ratio equal to or less than 3.50.

b)	A debt service coverage ratio equal to or greater than 1.25.

The Jafra revolving BBVA facility contains the following financial covenants:

a)	A leverage ratio no greater than 3.50 to 1.0.

b)	A liquidity index of no less than 1.0 to 1.0.

c)	An interest service coverage ratio of no less than 1.0 times to 1.0.

The bond issuances require the Group to comply with the following obligations:

a)	Pay interest on bonds monthly or semi-annually, as applicable to each issue (bond), and using the rate stipulated in the Title.

b)	Use the resources derived from the placement of the Stock Certificates for the authorized purposes.

c)	Compliance with the general provisions applicable to securities issuers and other participants; Among them, the delivery of quarterly financial information and an annual report to the Comision Nacional Bancaria y de Valores (CNBV, for its acronym in Spanish) and Bolsa Mexicana de Valores (BMV, for its acronym in Spanish).

d)	Compliance with the general provisions applicable to entities and issuers supervised by the CNBV that hire external audit services.

As of December 31, 2025, 2024 and 2023, and at each quarterly reporting date during those years, the Group was in compliance with all applicable financial covenants. Management has concluded that there is no material uncertainty regarding compliance with these covenants during the next twelve months.